Lease (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lease [Abstract]
Operating lease cost	¥ 583	¥ 777
Amortization expenses of right-of-use assets	575
Interest expenses of lease liabilities	¥ 8